Employees' Retirement Benefits (Schedule Of Reconciliation Of The Changes In The Plans' Benefit Obligations And Fair Value Of Plan Assets) (Detail) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended
	Mar. 31, 2013 Pension Plans, Defined Benefit JPY (¥)	Mar. 31, 2012 Pension Plans, Defined Benefit JPY (¥)	Mar. 31, 2011 Pension Plans, Defined Benefit JPY (¥)	Mar. 31, 2013 Pension Plans, Defined Benefit USD ($)	Mar. 31, 2013 NTT CDBP JPY (¥)	Mar. 31, 2012 NTT CDBP JPY (¥)	Mar. 31, 2011 NTT CDBP JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year	¥ 2,037,901	¥ 2,094,807			¥ 1,467,064	¥ 1,426,059
Service cost	72,628	72,542	75,251		37,647	37,896	36,591
Interest cost	37,511	40,840	43,854		27,260	27,980	27,866
Plan amendment	178	197
Actuarial loss (gain)	36,155	21,493			98,532	(48)
Other	3,027	12,594			790	2,235
Benefit payments (Lump-sum severance payments and Pension)	(174,476)	(204,572)			(30,202)	(27,058)
Benefit obligation, end of year	2,012,924	2,037,901	2,094,807		1,601,091	1,467,064	1,426,059
Fair value of plan assets, beginning of year	1,072,879	1,086,800		1,125,165	897,247	898,141
Actual return on plan assets	98,448	25,372			104,996	12,654
Employer contributions	66,736	69,851			7,236	7,542
Employee contributions					3,573	3,567	3,615
Other changes in fair value of plan assets	1,600	3,588			486	2,401
Benefit payments (Pension)	(114,498)	(112,732)			(30,202)	(27,058)
Fair value of plan assets, end of year	1,125,165	1,072,879	1,086,800	1,125,165	983,336	897,247	898,141
Under funded status	¥ (887,759)	¥ (965,022)			¥ (617,755)	¥ (569,817)